Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2019
Registrant Name	CREDIT SUISSE TRUST
Entity Central Index Key	0000941568
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 14, 2020
Document Effective Date	May 01, 2020
Prospectus Date	May 01, 2020
Commodity Return Strategy Portfolio | Class 2
Prospectus:
Trading Symbol	CCRRX
Commodity Return Strategy Portfolio | Class 1
Prospectus:
Trading Symbol	CCRSX